Transactions with Related Parties - Other transactions (Details) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 30, 2017 MXN ($)	Dec. 31, 2017 MXN ($) director item	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Transactions with related parties
Number of Mexican banks that have made loans to Group | item		2
Aggregate annual amount of contracts leasing office space		$ 26,963	$ 26,538
Consulting firm
Transactions with related parties
Fees for services received		2,581	16,291	$ 21,526
Professional services firm secretary of Company's Board
Transactions with related parties
Fees for services received		33,316	39,996	59,281
Professional services firm, two directors
Transactions with related parties
Fees for services received		$ 97,272	19,300	16,034
Number of directors that maintain an interest in a professional services firm | director		2
Member of the Company's Board
Transactions with related parties
Fees for services received	$ 2,391		$ 5,766	$ 9,270